Capital management (Capital management) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital management [abstract]
Current portion of long-term debt	$ 285,707,000	$ 499,821,000
Long-term debt	995,583,000	1,284,353,000
Cash and cash equivalents	(600,462,000)	(566,809,000)	$ (1,143,674,000)
Net debt	680,828,000	1,217,365,000
Non-controlling interest	26,000	4,000
Shareholders' equity	6,364,307,000	6,094,305,000
Total equity	6,364,333,000	6,094,309,000	$ 5,836,065,000
Total capital	$ 7,045,161,000	$ 7,311,674,000